LOANS RECEIVABLE, NET - Aging of past-due loans receivables (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Financing Receivable, Past Due [Line Items]
Loans receivables	¥ 319,510,409	$ 45,002,100	¥ 291,124,147
1 to 3 months past due
Financing Receivable, Past Due [Line Items]
Loans receivables	16,572,823	2,334,233	37,705,971
4 to 6 months past due
Financing Receivable, Past Due [Line Items]
Loans receivables	24,199,825	3,408,474	17,747,676
7 to 12 months past due
Financing Receivable, Past Due [Line Items]
Loans receivables	63,451,054	8,936,894	101,491,036
Over 1 year past due
Financing Receivable, Past Due [Line Items]
Loans receivables	¥ 215,286,707	$ 30,322,499	¥ 134,179,464